S000000779 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index-NR)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.01%	3.76%	5.73%
Class P
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.29%	4.41%	5.45%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	2.78%	4.43%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.33%	1.23%	3.14%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.67%	1.57%	3.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.06%	3.25%	4.42%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		10.59%	3.76%	4.79%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		11.15%	4.27%	5.31%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		11.22%	4.32%	5.36%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		11.24%	4.36%	5.41%

[1]
Effective February 1, 2026, the Putnam Conservative Blended Benchmark composition changed from 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index (the “Prior Composition”) to 56% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 10.5% Bloomberg Global Aggregate ex-USD Index Hedged USD, 6% MSCI All Country World Ex-U.S. Index-NR and 3.5% Bloomberg U.S. Corporate High Yield Index (the “New Composition”). The fund’s Investment Manager believes the New Composition better reflects the fund’s current portfolio.

[2]
Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.